LEASES (Narrative) (Details)	12 Months Ended
Dec. 31, 2023
Minimum [Member] | Real Estate Assets [Member]
LEASES [Line Items]
Lessee, Remaining Lease Term	1 year
Minimum [Member] | Equipment [Member]
LEASES [Line Items]
Lessee, Remaining Lease Term	1 year
Maximum [Member] | Real Estate Assets [Member]
LEASES [Line Items]
Lessee, Remaining Lease Term	27 years
Maximum [Member] | Equipment [Member]
LEASES [Line Items]
Lessee, Remaining Lease Term	8 years